Quantitative Group of Funds
                     55 Old Bedford Road
                     Lincoln, MA  01773

November 11, 1999

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:  Quantitative Group of Funds  (the "Fund")
     Reg. No. 02-84904 (811-3790)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 30-D under the Securities Act of 1933,a Form 30-D dated November 11, 1999.

Any comments or questions concerning this filing should be directed to me at 1-800-331-1244.

Very truly yours,


Frederick S. Marius
Executive Vice President



cc:  Joseph R. Fleming, Esq.